Financial Instruments and Risk Management (Revolving Credit Facility) (Details)		12 Months Ended
	Sep. 21, 2017 USD ($)	Dec. 31, 2022 USD ($)
Debt and Financing Obligations [Line Items]
Uncommitted accordion feature		$ 100,000,000
Line of credit, additional borrowing increase to capacity		600,000,000
Revolving Credit Facility
Debt and Financing Obligations [Line Items]
Minimum interest coverage ratio	3.0
Maximum net leverage ratio	3.5
Payments for debt issue costs		$ 800,000
Bottom of range | Revolving Credit Facility
Debt and Financing Obligations [Line Items]
Commitment fee	0.42%
Top of range | Revolving Credit Facility
Debt and Financing Obligations [Line Items]
Line of credit facility, maximum borrowing capacity	$ 500,000,000
LIBOR | Bottom of range | Revolving Credit Facility - Drawn Amounts
Debt and Financing Obligations [Line Items]
Borrowings, adjustment to interest rate basis	1.875%